Shareholder Report	12 Months Ended	120 Months Ended
	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AdvisorShares Trust
Entity Central Index Key	0001408970
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000081186
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright ADR ETF
Trading Symbol	AADR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright ADR ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright ADR ETF	$125	1.10%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Dorsey Wright ADR ETF (ticker: AADR) finished the fiscal year ended June 30th, 2024, well ahead of its benchmark, the MSCI EAFE Index. The Fund was aided by factor tailwinds as momentum strategies across the globe turned in exemplary performances. In the US, for example, momentum was up nearly 40% over the last year and beat the next best factor (quality) by nearly 10%. Performance was consistent and the Fund beat its benchmark each quarter.

The second half of 2023 saw international markets perform well despite a 10% pullback in the back half of Q3. Often these pullbacks cause leadership changes as stocks declining by less during the drawdown gain relative strength. This largely did not happen though which allowed momentum strategies across the board to stay invested in areas that continued to demonstrate strength after the pullback. One of those areas was Latin America, where the Fund had an outsized position relative to the benchmark.

The first half of 2024 saw a continuation of 2023’s success as there was very little pullback at all and trends related to AI continued to lead the market higher. While the future is unknowable, we feel this resurgence in momentum is not a one hit wonder as studies over time have shown momentum to be the most durable and successful investment factor.

The MSCI EAFE Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		MSCI EAFE Index (Net)
	AdvisorShares Dorsey Wright ADR ETF NAV
6/2014	$10,000	$10,000
7/2014	$9,736	$9,804
8/2014	$9,941	$9,789
9/2014	$9,551	$9,412
10/2014	$9,697	$9,276
11/2014	$9,754	$9,402
12/2014	$9,533	$9,076
1/2015	$9,338	$9,121
2/2015	$10,042	$9,666
3/2015	$9,960	$9,519
4/2015	$10,386	$9,908
5/2015	$10,368	$9,857
6/2015	$10,036	$9,578
7/2015	$10,297	$9,777
8/2015	$9,527	$9,057
9/2015	$9,366	$8,597
10/2015	$9,921	$9,269
11/2015	$10,146	$9,125
12/2015	$9,951	$9,002
1/2016	$9,422	$8,351
2/2016	$9,331	$8,198
3/2016	$9,962	$8,732
4/2016	$9,956	$8,985
5/2016	$10,037	$8,903
6/2016	$10,142	$8,604
7/2016	$10,609	$9,040
8/2016	$10,446	$9,047
9/2016	$10,550	$9,158
10/2016	$10,823	$8,970
11/2016	$10,593	$8,792
12/2016	$10,506	$9,092
1/2017	$11,498	$9,356
2/2017	$11,659	$9,490
3/2017	$12,099	$9,751
4/2017	$12,288	$9,999
5/2017	$12,343	$10,366
6/2017	$12,214	$10,348
7/2017	$12,993	$10,646
8/2017	$13,734	$10,642
9/2017	$14,542	$10,907
10/2017	$15,046	$11,073
11/2017	$14,626	$11,189
12/2017	$15,433	$11,369
1/2018	$16,389	$11,939
2/2018	$15,863	$11,400
3/2018	$15,416	$11,194
4/2018	$15,333	$11,450
5/2018	$15,167	$11,193
6/2018	$14,101	$11,056
7/2018	$14,003	$11,328
8/2018	$13,841	$11,109
9/2018	$14,214	$11,206
10/2018	$12,300	$10,314
11/2018	$11,718	$10,301
12/2018	$10,622	$9,801
1/2019	$11,744	$10,445
2/2019	$12,238	$10,711
3/2019	$12,064	$10,779
4/2019	$12,208	$11,082
5/2019	$12,200	$10,550
6/2019	$13,233	$11,175
7/2019	$13,466	$11,034
8/2019	$13,203	$10,748
9/2019	$12,729	$11,056
10/2019	$13,448	$11,453
11/2019	$13,550	$11,582
12/2019	$14,434	$11,958
1/2020	$14,312	$11,709
2/2020	$13,206	$10,650
3/2020	$10,807	$9,229
4/2020	$12,265	$9,825
5/2020	$13,078	$10,253
6/2020	$14,167	$10,602
7/2020	$15,136	$10,849
8/2020	$15,060	$11,407
9/2020	$14,778	$11,110
10/2020	$14,261	$10,667
11/2020	$15,438	$12,320
12/2020	$16,255	$12,893
1/2021	$15,960	$12,756
2/2021	$16,667	$13,042
3/2021	$16,615	$13,342
4/2021	$17,363	$13,743
5/2021	$17,684	$14,191
6/2021	$17,764	$14,032
7/2021	$17,919	$14,137
8/2021	$18,182	$14,387
9/2021	$17,026	$13,969
10/2021	$17,426	$14,313
11/2021	$16,487	$13,647
12/2021	$17,290	$14,345
1/2022	$16,783	$13,652
2/2022	$15,831	$13,411
3/2022	$16,059	$13,497
4/2022	$14,661	$12,624
5/2022	$15,208	$12,718
6/2022	$13,232	$11,538
7/2022	$13,957	$12,113
8/2022	$13,524	$11,538
9/2022	$12,127	$10,459
10/2022	$12,991	$11,021
11/2022	$13,896	$12,262
12/2022	$13,297	$12,272
1/2023	$14,014	$13,266
2/2023	$13,524	$12,989
3/2023	$13,495	$13,311
4/2023	$13,406	$13,687
5/2023	$12,848	$13,108
6/2023	$13,853	$13,704
7/2023	$14,862	$14,148
8/2023	$14,620	$13,606
9/2023	$13,736	$13,141
10/2023	$13,305	$12,608
11/2023	$15,235	$13,778
12/2023	$15,744	$14,510
1/2024	$15,763	$14,594
2/2024	$16,372	$14,861
3/2024	$17,469	$15,350
4/2024	$17,138	$14,957
5/2024	$18,228	$15,536
6/2024	$17,544	$15,285

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares Dorsey Wright ADR ETF NAV	26.65%	5.80%	5.78%
AdvisorShares Dorsey Wright ADR ETF Market Price*	26.69%	5.81%	5.78%
MSCI EAFE Index (Net)	11.54%	6.46%	4.33%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 25,675,310	$ 25,675,310
Holdings Count | Holding	36	36
Advisory Fees Paid, Amount	$ 161,647
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$25,675,310
  Total advisory fees paid$161,647
  Total number of portfolio holdings36
  Period portfolio turnover rate45%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Apparel	1.7%
Food Service	1.9%
Insurance	2.1%
Miscellaneous Manufacturing	2.3%
Building Materials	2.3%
Beverages	2.3%
Computers	2.5%
Electric	2.6%
Transportation	2.9%
Software	2.9%
Electronics	3.9%
Diversified Financial Services	4.5%
Other	67.9%
Money Market Fund	8.9%
Assets Less Liabilities	(8.7)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000216698
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM All Cap World ETF
Trading Symbol	DWAW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM All Cap World ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)

Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM All Cap World ETF	$111	0.98%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the fiscal year ended June 30, 2024, the AdvisorShares Dorsey Wright FSM All Cap World ETF (ticker: DWAW) outperformed its benchmark, the MSCI ACWI Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a universe of broad ETFs that cover size, styles, and global themes. The momentum factor has struggled for a few years before returning to favor in the back half of 2023 and continuing its strong run in the first half of 2024. Market strength was concentrated in just a few names with the lion’s shares of contribution to the S&P 500 Index’s return coming from a handful of names.

DWAW was able to capitalize on the narrow market with its exposure to the Invesco QQQ Trust (QQQ) and eventual exposure to the iShares Morningstar Growth ETF (ILCG) both of which were heavily weighted to the few names that drove broad market performance. DWAW picked up exposure to the momentum factor via the iShares MSCI USA Momentum Factor ETF (MTUM) in February which highlights the strength in momentum strategies over the last few quarters.

The MSCI All Country World Index is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		MSCI All Country World Index (Net)
	AdvisorShares Dorsey Wright FSM All Cap World ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$9,948	$10,001
1/31/2020	$10,093	$9,890
2/29/2020	$9,536	$9,091
3/31/2020	$8,733	$7,864
4/30/2020	$10,040	$8,706
5/31/2020	$10,715	$9,085
6/30/2020	$11,176	$9,375
7/31/2020	$11,991	$9,871
8/31/2020	$12,837	$10,475
9/30/2020	$12,353	$10,138
10/31/2020	$12,180	$9,891
11/30/2020	$13,824	$11,110
12/31/2020	$14,807	$11,626
1/31/2021	$15,141	$11,573
2/28/2021	$15,260	$11,841
3/31/2021	$14,638	$12,158
4/30/2021	$15,259	$12,689
5/31/2021	$14,898	$12,887
6/30/2021	$14,607	$13,057
7/31/2021	$14,530	$13,147
8/31/2021	$14,883	$13,476
9/30/2021	$14,191	$12,919
10/31/2021	$15,264	$13,578
11/30/2021	$15,304	$13,251
12/31/2021	$15,309	$13,781
1/31/2022	$13,602	$13,105
2/28/2022	$13,384	$12,766
3/31/2022	$13,787	$13,043
4/30/2022	$13,006	$11,999
5/31/2022	$13,313	$12,013
6/30/2022	$12,273	$11,000
7/31/2022	$12,801	$11,768
8/31/2022	$12,444	$11,335
9/30/2022	$11,309	$10,250
10/31/2022	$12,571	$10,868
11/30/2022	$13,311	$11,711
12/31/2022	$12,624	$11,251
1/31/2023	$13,811	$12,057
2/28/2023	$13,156	$11,711
3/31/2023	$12,657	$12,073
4/30/2023	$12,683	$12,246
5/31/2023	$12,243	$12,115
6/30/2023	$12,841	$12,818
7/31/2023	$13,321	$13,288
8/31/2023	$12,939	$12,916
9/30/2023	$12,332	$12,382
10/31/2023	$11,904	$12,010
11/30/2023	$13,171	$13,118
12/31/2023	$14,018	$13,748
1/31/2024	$14,182	$13,829
2/29/2024	$15,038	$14,422
3/31/2024	$15,342	$14,875
4/30/2024	$14,576	$14,384
5/31/2024	$15,371	$14,969
6/30/2024	$16,176	$15,302

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM All Cap World ETF NAV	25.97%	11.25%
AdvisorShares Dorsey Wright FSM All Cap World ETF (MKT)*	25.81%	11.23%
MSCI All Country World Index (Net)	19.38%	9.89%

Performance Inception Date		Dec. 26, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 79,975,410	$ 79,975,410
Holdings Count | Holding	4	4
Advisory Fees Paid, Amount	$ 586,901
InvestmentCompanyPortfolioTurnover	154.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$79,975,410
  Total advisory fees paid$586,901
  Total number of portfolio holdings4
  Period portfolio turnover rate154%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Equity Fund	99.9%
Money Market Funds	3.7%
Assets Less Liabilities	(3.6)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000216699
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright FSM US Core ETF
Trading Symbol	DWUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright FSM US Core ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright FSM US Core ETF	$107	0.94%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the fiscal year ended June 30, 2024, the AdvisorShares Dorsey Wright FSM US Core ETF (ticker: DWUS) outperformed its benchmark, the S&P 500 Index.

The Fund is built on a foundation of momentum and relative strength to select the strongest funds from a small lineup of US large cap core equity ETFs. The momentum factor has struggled for a few years before catching fire in the back half of 2023 and has continued its strong run in the first half of 2024. Market strength was concentrated in just a few names with the lion’s shares of contribution to the S&P 500 Index’s return coming from a handful of names.

DWUS was able to capitalize on the narrow market with its exposure to the Invesco QQQ Trust which is heavily weighted to the few names that drove broad market performance. DWUS picked up exposure to the momentum factor via the iShares MSCI USA Momentum Factor ETF (MTUM) in February which highlights the strength in momentum strategies over the last few quarters.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Dorsey Wright FSM US Core ETF NAV
12/26/2019	$10,000	$10,000
12/31/2019	$10,000	$9,974
1/31/2020	$10,292	$9,970
2/29/2020	$9,563	$9,149
3/31/2020	$8,657	$8,019
4/30/2020	$9,801	$9,047
5/31/2020	$10,401	$9,478
6/30/2020	$10,943	$9,667
7/31/2020	$11,716	$10,212
8/31/2020	$12,903	$10,946
9/30/2020	$12,282	$10,530
10/31/2020	$11,828	$10,250
11/30/2020	$13,110	$11,372
12/31/2020	$13,647	$11,809
1/31/2021	$13,760	$11,690
2/28/2021	$13,701	$12,012
3/31/2021	$13,727	$12,538
4/30/2021	$14,606	$13,207
5/31/2021	$14,341	$13,300
6/30/2021	$14,782	$13,610
7/31/2021	$15,082	$13,933
8/31/2021	$15,569	$14,357
9/30/2021	$14,821	$13,689
10/31/2021	$15,784	$14,648
11/30/2021	$15,722	$14,547
12/31/2021	$16,284	$15,199
1/31/2022	$15,207	$14,412
2/28/2022	$14,793	$13,981
3/31/2022	$15,322	$14,500
4/30/2022	$13,775	$13,235
5/31/2022	$13,820	$13,260
6/30/2022	$12,865	$12,165
7/31/2022	$13,674	$13,287
8/31/2022	$13,301	$12,745
9/30/2022	$12,136	$11,571
10/31/2022	$13,126	$12,508
11/30/2022	$13,923	$13,207
12/31/2022	$13,467	$12,446
1/31/2023	$13,960	$13,228
2/28/2023	$13,373	$12,905
3/31/2023	$13,552	$13,379
4/30/2023	$13,678	$13,588
5/31/2023	$13,892	$13,647
6/30/2023	$14,843	$14,549
7/31/2023	$15,373	$15,016
8/31/2023	$15,119	$14,777
9/30/2023	$14,368	$14,073
10/31/2023	$14,054	$13,777
11/30/2023	$15,439	$15,035
12/31/2023	$16,207	$15,718
1/31/2024	$16,470	$15,982
2/29/2024	$17,552	$16,835
3/31/2024	$17,907	$17,377
4/30/2024	$17,012	$16,667
5/31/2024	$17,977	$17,494
6/30/2024	$18,956	$18,122

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 12/26/2019
AdvisorShares Dorsey Wright FSM US Core ETF NAV	27.72%	15.23%
AdvisorShares Dorsey Wright FSM U.S. Core ETF (MKT)*	27.77%	15.22%
S&P 500 Index	24.56%	14.08%

Performance Inception Date		Dec. 26, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 111,940,230	$ 111,940,230
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount	$ 738,177
InvestmentCompanyPortfolioTurnover	99.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$111,940,230
  Total advisory fees paid$738,177
  Total number of portfolio holdings3
  Period portfolio turnover rate99%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Holdings	% of Net Assets
Equity Fund	99.8%
Money Market Fund	0.2%
Assets Less Liabilities	-%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000201033
Shareholder Report [Line Items]
Fund Name	AdvisorShares Dorsey Wright Short ETF
Trading Symbol	DWSH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Dorsey Wright Short ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Dorsey Wright Short ETF	$366	3.77%

Expenses Paid, Amount	$ 366
Expense Ratio, Percent	3.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Dorsey Wright Short ETF (ticker: DWSH) finished the fiscal year ended June 30th, 2024, well ahead of its benchmark, the inverse of the S&P 500 Index. Downside momentum helped the fund tremendously as laggard stocks have been underperforming. Much of this has come from the fact that the S&P 500’s returns have been dominated by the largest cap stocks. Meanwhile, the smaller cap stocks haven’t performed as well. This has set up opportunities to outperform by shorting these smaller cap stocks while largely avoiding shorts in large caps.

The second half of 2023 saw the Fund underperform the benchmark as many of the laggards rebounded sharply off the bottom in October. Despite this, the first half of 2024 provided many opportunities for the Fund to outperform. In fact, while the S&P 500 rallied over 15% in the first half, DWSH managed to post a positive return of 6.67%. Also, currently nearly 20% of the Fund has declined over 40% since we shorted them showing the stark divergence in the market. While it’s hard to say whether this level of outperformance will remain, we know over time these stocks are more likely to have negative outcomes as companies rarely collapse in a positive trend.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Dorsey Wright Short ETF NAV
7/10/2018	$10,000	$10,000
7/31/2018	$9,932	$10,085
8/31/2018	$9,952	$10,414
9/30/2018	$10,045	$10,473
10/31/2018	$11,152	$9,757
11/30/2018	$10,683	$9,956
12/31/2018	$12,214	$9,057
1/31/2019	$10,218	$9,783
2/28/2019	$9,812	$10,097
3/31/2019	$9,945	$10,293
4/30/2019	$9,476	$10,710
5/31/2019	$11,022	$10,029
6/30/2019	$9,973	$10,736
7/31/2019	$10,134	$10,891
8/31/2019	$11,354	$10,718
9/30/2019	$10,403	$10,919
10/31/2019	$10,388	$11,155
11/30/2019	$9,808	$11,560
12/31/2019	$9,129	$11,909
1/31/2020	$9,892	$11,904
2/29/2020	$11,054	$10,924
3/31/2020	$14,040	$9,575
4/30/2020	$10,062	$10,803
5/31/2020	$9,168	$11,317
6/30/2020	$7,753	$11,542
7/31/2020	$7,766	$12,193
8/31/2020	$7,112	$13,069
9/30/2020	$7,632	$12,573
10/31/2020	$7,205	$12,238
11/30/2020	$5,014	$13,578
12/31/2020	$4,606	$14,100
1/31/2021	$4,280	$13,958
2/28/2021	$3,975	$14,343
3/31/2021	$3,725	$14,971
4/30/2021	$3,592	$15,770
5/31/2021	$3,520	$15,880
6/30/2021	$3,444	$16,251
7/31/2021	$3,491	$16,637
8/31/2021	$3,466	$17,142
9/30/2021	$3,532	$16,345
10/31/2021	$3,499	$17,490
11/30/2021	$3,742	$17,369
12/31/2021	$3,424	$18,148
1/31/2022	$3,420	$17,208
2/28/2022	$3,437	$16,693
3/31/2022	$3,365	$17,313
4/30/2022	$3,740	$15,803
5/31/2022	$3,797	$15,832
6/30/2022	$4,207	$14,525
7/31/2022	$3,759	$15,865
8/31/2022	$3,867	$15,218
9/30/2022	$4,464	$13,816
10/31/2022	$3,998	$14,935
11/30/2022	$3,696	$15,769
12/31/2022	$3,992	$14,861
1/31/2023	$3,287	$15,795
2/28/2023	$3,459	$15,409
3/31/2023	$3,628	$15,975
4/30/2023	$3,672	$16,224
5/31/2023	$3,868	$16,295
6/30/2023	$3,521	$17,372
7/31/2023	$3,157	$17,930
8/31/2023	$3,380	$17,644
9/30/2023	$3,680	$16,803
10/31/2023	$3,996	$16,450
11/30/2023	$3,608	$17,952
12/31/2023	$3,110	$18,767
1/31/2024	$3,251	$19,083
2/29/2024	$3,214	$20,102
3/31/2024	$3,093	$20,749
4/30/2024	$3,306	$19,901
5/31/2024	$3,229	$20,888
6/30/2024	$3,320	$21,637

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 7/10/2018
AdvisorShares Dorsey Wright Short ETF NAV	- 5.70%	- 19.75%	- 16.86%
AdvisorShares Dorsey Wright Short ETF (MKT)*	- 5.60%	- 19.80%	- 16.89%
S&P 500 Index	24.56%	15.05%	13.80%

Performance Inception Date		Jul. 10, 2018
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 10,989,121	$ 10,989,121
Holdings Count | Holding	102	102
Advisory Fees Paid, Amount	$ 127,282
InvestmentCompanyPortfolioTurnover	253.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$10,989,121
  Total advisory fees paid$127,282
  Total number of portfolio holdings102
  Period portfolio turnover rate253%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Retail	(10.0)%
Healthcare - Products	(8.7)%
Biotechnology	(7.9)%
REITS	(6.4)%
Pharmaceuticals	(5.4)%
Media	(5.0)%
Software	(4.5)%
Computers	(4.5)%
Transportation	(4.4)%
Internet	(3.6)%
Semiconductors	(3.3)%
Commercial Services	(3.1)%
Other	(39.5)%
Money Market Fund	237.1%
Assets Less Liabilities	(30.8)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000173320
Shareholder Report [Line Items]
Fund Name	AdvisorShares Focused Equity ETF
Trading Symbol	CWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Focused Equity ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Focused Equity ETF	$78	0.72%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the 12 months ended June 30, 2024, the AdvisorShares Focused Equity ETF (ticker: CWS) gained 16.20% (NAV) and 15.84% (market price).

CWS is an exchange-traded fund that aims to provide superior returns through a diversified portfolio of 25 high-quality stocks. The stocks in the portfolio are equally weighted at the start of each year, and no changes are made throughout the year (except for mergers or buyouts).

Over the past year, CWS benefitted from a resilient U.S. economy and lower inflation. The Fund’s performance can be impacted by the health of the broader economy and financial market conditions. CWS tends to perform well relative to the broader market when monetary conditions are more restrictive. While this has been an important factor in previous years, it was less so in the past year as the Federal Reserve left interest rates unchanged.

The Fund’s performance can be influenced by geo-political conditions, especially our positions in defense and aerospace companies. Additionally, CWS can be subjected to transient market trends. CWS tends to perform well when high-quality stocks are in favor. The Fund also did well this year as economically cyclical stocks gained favor, and investors foresaw a stronger economy and lower inflation.

We continue to be optimistic for the Fund. CWS seeks to invest in companies with very strong balance sheets and lasting competitive advantages. These attributes should help the Fund’s holdings weather whatever comes their way.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Focused Equity ETF NAV
9/20/2016	$10,000	$10,000
9/30/2016	$10,080	$10,137
10/31/2016	$9,901	$9,952
11/30/2016	$10,385	$10,321
12/31/2016	$10,378	$10,525
1/31/2017	$10,789	$10,725
2/28/2017	$10,996	$11,151
3/31/2017	$11,087	$11,164
4/30/2017	$11,302	$11,278
5/31/2017	$11,331	$11,437
6/30/2017	$11,439	$11,508
7/31/2017	$11,428	$11,745
8/31/2017	$11,274	$11,781
9/30/2017	$11,590	$12,024
10/31/2017	$11,919	$12,305
11/30/2017	$12,400	$12,682
12/31/2017	$12,524	$12,823
1/31/2018	$12,936	$13,557
2/28/2018	$12,635	$13,057
3/31/2018	$12,417	$12,726
4/30/2018	$12,333	$12,774
5/31/2018	$12,398	$13,082
6/30/2018	$12,762	$13,163
7/31/2018	$13,131	$13,652
8/31/2018	$13,581	$14,097
9/30/2018	$13,596	$14,177
10/31/2018	$12,587	$13,208
11/30/2018	$13,137	$13,478
12/31/2018	$11,810	$12,261
1/31/2019	$12,688	$13,243
2/28/2019	$13,259	$13,668
3/31/2019	$13,343	$13,934
4/30/2019	$13,923	$14,498
5/31/2019	$13,497	$13,577
6/30/2019	$14,177	$14,534
7/31/2019	$14,441	$14,743
8/31/2019	$14,444	$14,509
9/30/2019	$14,478	$14,781
10/31/2019	$14,623	$15,101
11/30/2019	$15,228	$15,649
12/31/2019	$15,402	$16,121
1/31/2020	$15,556	$16,115
2/29/2020	$14,160	$14,788
3/31/2020	$12,652	$12,962
4/30/2020	$14,008	$14,623
5/31/2020	$14,814	$15,320
6/30/2020	$14,747	$15,624
7/31/2020	$15,998	$16,505
8/31/2020	$16,496	$17,692
9/30/2020	$16,103	$17,020
10/31/2020	$15,765	$16,567
11/30/2020	$17,208	$18,381
12/31/2020	$18,007	$19,087
1/31/2021	$17,585	$18,895
2/28/2021	$17,638	$19,416
3/31/2021	$18,462	$20,266
4/30/2021	$19,478	$21,347
5/31/2021	$19,282	$21,497
6/30/2021	$19,341	$21,998
7/31/2021	$20,001	$22,521
8/31/2021	$20,275	$23,206
9/30/2021	$19,221	$22,126
10/31/2021	$20,502	$23,677
11/30/2021	$20,370	$23,513
12/31/2021	$21,844	$24,566
1/31/2022	$20,269	$23,295
2/28/2022	$19,677	$22,598
3/31/2022	$19,925	$23,437
4/30/2022	$18,768	$21,393
5/31/2022	$18,606	$21,432
6/30/2022	$17,547	$19,663
7/31/2022	$19,194	$21,476
8/31/2022	$18,475	$20,600
9/30/2022	$17,085	$18,703
10/31/2022	$18,829	$20,217
11/30/2022	$20,348	$21,347
12/31/2022	$19,758	$20,117
1/31/2023	$21,193	$21,381
2/28/2023	$20,679	$20,859
3/31/2023	$21,138	$21,625
4/30/2023	$21,170	$21,963
5/31/2023	$20,379	$22,058
6/30/2023	$22,388	$23,516
7/31/2023	$23,183	$24,271
8/31/2023	$22,981	$23,885
9/30/2023	$21,718	$22,746
10/31/2023	$20,637	$22,268
11/30/2023	$23,075	$24,301
12/31/2023	$24,750	$25,405
1/31/2024	$25,051	$25,832
2/29/2024	$25,753	$27,212
3/31/2024	$26,559	$28,087
4/30/2024	$25,372	$26,940
5/31/2024	$26,199	$28,276
6/30/2024	$26,015	$29,290

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 9/20/2016
AdvisorShares Focused Equity ETF NAV	16.20%	12.91%	13.08%
AdvisorShares Focused Equity ETF (MKT)*	15.84%	12.98%	13.08%
S&P 500 Index	24.56%	15.05%	14.82%

Performance Inception Date		Sep. 20, 2016
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 154,194,978	$ 154,194,978
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 549,905
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$154,194,978
  Total advisory fees paid$549,905
  Total number of portfolio holdings26
  Period portfolio turnover rate18%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Leisure Time	3.1%
Chemicals	3.3%
Media	3.3%
Real Estate	3.4%
Packaging & Containers	3.5%
Computers	3.6%
Water	3.7%
Food	3.8%
Machinery - Diversified	4.1%
Insurance	4.2%
Pharmaceuticals	4.2%
Aerospace/Defense	4.7%
Other	54.4%
Money Market Fund	0.8%
Assets Less Liabilities	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000227805
Shareholder Report [Line Items]
Fund Name	AdvisorShares Gerber Kawasaki ETF
Trading Symbol	GK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Gerber Kawasaki ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Gerber Kawasaki ETF	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Gerber Kawasaki ETF (ticker: GK) had a very solid performance during the past fiscal year ended June 30, 2024. We made significant shifts in our overall allocations, moving away from clean energy investments and into AI-related investments. We see the opportunity in AI as a unique, decade-long investment thesis that will transform our society in many visible and yet-to-be-seen ways.

This shift away from large positions like Tesla and into our new top holding, NVIDIA, resulted in much better performance for the Fund over the last 12 months. Despite the Biden administration's focus on clean energy, these investments performed poorly due to high interest rates and poor execution from many of the solar and electric vehicle companies we previously owned. Conversely, our AI investments have performed very well with much higher profits and revenue growth, as well as, in our opinion, significant future potential.

We continue to view the clean energy sector as a great opportunity and regularly evaluate investments in that space. However, until there are better conditions for climate-related investments, we have moved it to the sidelines from being a major theme in the Fund. Our primary focus now is on technology and AI, followed by consumer discretionary, healthcare, clean energy (monitoring opportunities), and real estate.

We are optimistic about the future and believe we are well-positioned for the Fund to perform well moving forward. We anticipate a lower interest rate environment, which could benefit many of our investments.

Thank you for your patience and support over the last several years. We have now had two positive fiscal years in a row with double-digit returns, and we hope to continue this streak well into the future. However, markets are uncertain, and we are actively managing the Fund for opportunities that we see today and in the future.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Gerber Kawasaki ETF NAV
7/1/2021	$10,000	$10,000
7/31/2021	$10,163	$10,184
8/31/2021	$10,473	$10,493
9/30/2021	$9,879	$10,005
10/31/2021	$10,951	$10,706
11/30/2021	$10,857	$10,632
12/31/2021	$10,587	$11,109
1/31/2022	$9,175	$10,534
2/28/2022	$8,826	$10,218
3/31/2022	$9,132	$10,598
4/30/2022	$7,586	$9,674
5/31/2022	$7,295	$9,691
6/30/2022	$6,529	$8,891
7/31/2022	$7,375	$9,711
8/31/2022	$6,967	$9,315
9/30/2022	$6,256	$8,457
10/31/2022	$6,591	$9,142
11/30/2022	$6,871	$9,653
12/31/2022	$6,051	$9,097
1/31/2023	$6,790	$9,668
2/28/2023	$6,817	$9,432
3/31/2023	$6,905	$9,779
4/30/2023	$6,691	$9,931
5/31/2023	$6,721	$9,975
6/30/2023	$7,261	$10,634
7/31/2023	$7,500	$10,975
8/31/2023	$7,141	$10,800
9/30/2023	$6,628	$10,285
10/31/2023	$6,267	$10,069
11/30/2023	$6,922	$10,989
12/31/2023	$7,345	$11,488
1/31/2024	$7,536	$11,681
2/29/2024	$8,120	$12,305
3/31/2024	$8,429	$12,701
4/30/2024	$7,918	$12,182
5/31/2024	$8,342	$12,786
6/30/2024	$8,724	$13,245

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 7/1/2021
AdvisorShares Gerber Kawasaki ETF NAV	20.16%	- 4.45%
AdvisorShares Gerber Kawasaki (MKT)*	20.12%	- 4.47%
S&P 500 Index	24.56%	9.83%

Performance Inception Date		Jul. 01, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 22,492,411	$ 22,492,411
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$22,492,411
  Total advisory fees paid$0
  Total number of portfolio holdings30
  Period portfolio turnover rate53%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Auto Manufacturers	0.7%
Retail	1.1%
Apparel	1.2%
REITS	1.4%
Biotechnology	2.2%
Venture Capital	2.9%
Media	3.9%
Equity Fund	4.0%
Building Materials	4.3%
Diversified Financial Services	4.3%
Home Builders	4.9%
Lodging	7.5%
Other	61.1%
Money Market Fund	0.7%
Assets Less Liabilities	(0.2)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000226855
Shareholder Report [Line Items]
Fund Name	AdvisorShares Hotel ETF
Trading Symbol	BEDZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Hotel ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Hotel ETF	$105	0.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the past fiscal year, the AdvisorShares Hotel ETF (ticker: BEDZ) achieved a modestly positive return but underperformed the S&P 500 Index.

BEDZ's performance is closely tied to the hotel industry, a crucial part of the global travel and tourism sector, including luxury hotels, resorts, budget hotels, and boutique hotels. The industry's performance is influenced by economic conditions, evolving travel trends, technological advancements, and global events. Despite concerns about a potential recession and geopolitical tensions, the sector has shown resilience. Leisure travel thrived, driven by strong consumer confidence and pent-up demand. However, the recovery of business travel was slower, impacting overall growth. Airlines reported increases in passenger numbers and improved load factors, but higher fuel costs and operational challenges limited their profit margins.

We remain optimistic about the future growth of the travel sector, supported by increasing interest in diverse destinations, technological advancements, and the impact of baby boomers.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Hotel ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,512	$10,114
5/31/2021	$10,637	$10,185
6/30/2021	$10,081	$10,423
7/31/2021	$9,528	$10,670
8/31/2021	$9,976	$10,995
9/30/2021	$10,443	$10,484
10/31/2021	$10,790	$11,218
11/30/2021	$9,925	$11,140
12/31/2021	$10,901	$11,640
1/31/2022	$9,905	$11,037
2/28/2022	$10,489	$10,707
3/31/2022	$10,917	$11,104
4/30/2022	$10,287	$10,136
5/31/2022	$9,565	$10,155
6/30/2022	$8,111	$9,316
7/31/2022	$9,550	$10,175
8/31/2022	$9,107	$9,760
9/30/2022	$8,374	$8,862
10/31/2022	$9,512	$9,579
11/30/2022	$9,987	$10,114
12/31/2022	$9,459	$9,532
1/31/2023	$10,558	$10,130
2/28/2023	$10,435	$9,883
3/31/2023	$10,128	$10,246
4/30/2023	$10,097	$10,406
5/31/2023	$9,759	$10,451
6/30/2023	$10,490	$11,142
7/31/2023	$11,151	$11,500
8/31/2023	$10,581	$11,317
9/30/2023	$10,126	$10,777
10/31/2023	$9,529	$10,551
11/30/2023	$10,820	$11,514
12/31/2023	$11,726	$12,037
1/31/2024	$11,619	$12,239
2/29/2024	$12,225	$12,893
3/31/2024	$12,655	$13,308
4/30/2024	$11,881	$12,764
5/31/2024	$11,615	$13,397
6/30/2024	$11,812	$13,878

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Hotel ETF NAV	12.61%	5.35%
AdvisorShares Hotel ETF (MKT)*	12.70%	5.34%
S&P 500 Index	24.56%	10.80%

Performance Inception Date		Apr. 20, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 3,371,772	$ 3,371,772
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$3,371,772
  Total advisory fees paid$0
  Total number of portfolio holdings25
  Period portfolio turnover rate94%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Commercial Services	5.9%
Leisure Time	10.2%
Internet	21.6%
REITS	27.6%
Lodging	31.6%
Money Market Fund	4.3%
Assets Less Liabilities	(1.2)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000099071
Shareholder Report [Line Items]
Fund Name	AdvisorShares Insider Advantage ETF
Trading Symbol	SURE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Insider Advantage ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Insider Advantage ETF	$99	0.90%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Insider Advantage ETF (ticker: SURE) recorded positive returns for the fiscal year ended June 30, 2024. The Fund’s strategy is designed to follow a group of corporations that are actively buying back their own shares and distributing dividends.

SURE has taken advantage of the substantial level of recent buybacks and dividends, offering investors a way to benefit from these corporate actions that, we believe, tend to reward shareholders. SURE invests in companies that have demonstrated a tendency to deliver value back to their shareholders which can suggest robust financial health of a company, as well as management's belief in the company's potential for future growth. Additionally, the Fund has seen a favorable influence from the current disinflationary trend on its performance. Moreover, discrepancies in market dynamics, especially the different performances between large-cap versus mid-and small-cap companies, as well as technology firms compared to other industries, considerably affected the Fund’s results as SURE equally weighs the companies in its portfolio.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		Russell 3000 Index
	AdvisorShares Insider Advantage ETF NAV
6/2014	$10,000	$10,000
7/2014	$9,834	$9,803
8/2014	$10,289	$10,214
9/2014	$10,094	$10,001
10/2014	$10,414	$10,276
11/2014	$10,824	$10,525
12/2014	$10,868	$10,525
1/2015	$10,634	$10,232
2/2015	$11,304	$10,825
3/2015	$11,259	$10,715
4/2015	$11,202	$10,763
5/2015	$11,394	$10,912
6/2015	$11,205	$10,729
7/2015	$11,339	$10,909
8/2015	$10,783	$10,250
9/2015	$10,347	$9,952
10/2015	$11,111	$10,738
11/2015	$11,131	$10,797
12/2015	$10,705	$10,576
1/2016	$10,197	$9,979
2/2016	$10,446	$9,976
3/2016	$11,113	$10,678
4/2016	$10,949	$10,744
5/2016	$11,113	$10,936
6/2016	$10,996	$10,959
7/2016	$11,420	$11,394
8/2016	$11,602	$11,423
9/2016	$11,540	$11,441
10/2016	$11,556	$11,193
11/2016	$12,556	$11,694
12/2016	$12,734	$11,922
1/2017	$12,943	$12,147
2/2017	$13,261	$12,599
3/2017	$13,065	$12,607
4/2017	$13,028	$12,741
5/2017	$12,871	$12,871
6/2017	$13,256	$12,987
7/2017	$13,380	$13,232
8/2017	$13,109	$13,258
9/2017	$13,584	$13,581
10/2017	$13,572	$13,877
11/2017	$14,198	$14,299
12/2017	$14,354	$14,442
1/2018	$14,911	$15,203
2/2018	$14,124	$14,642
3/2018	$13,812	$14,349
4/2018	$13,638	$14,403
5/2018	$13,694	$14,810
6/2018	$13,675	$14,907
7/2018	$14,096	$15,401
8/2018	$14,194	$15,942
9/2018	$14,124	$15,968
10/2018	$13,032	$14,793
11/2018	$13,396	$15,089
12/2018	$12,088	$13,685
1/2019	$12,977	$14,859
2/2019	$13,323	$15,382
3/2019	$13,372	$15,606
4/2019	$13,799	$16,230
5/2019	$13,133	$15,179
6/2019	$13,913	$16,246
7/2019	$14,128	$16,487
8/2019	$14,149	$16,151
9/2019	$14,223	$16,434
10/2019	$14,490	$16,788
11/2019	$14,936	$17,426
12/2019	$15,481	$17,929
1/2020	$15,121	$17,910
2/2020	$13,876	$16,444
3/2020	$11,688	$14,182
4/2020	$13,111	$16,061
5/2020	$13,642	$16,919
6/2020	$13,686	$17,306
7/2020	$14,162	$18,289
8/2020	$14,735	$19,614
9/2020	$14,313	$18,900
10/2020	$14,021	$18,492
11/2020	$16,281	$20,741
12/2020	$16,851	$21,675
1/2021	$16,643	$21,578
2/2021	$17,700	$22,253
3/2021	$18,785	$23,050
4/2021	$19,652	$24,238
5/2021	$20,301	$24,349
6/2021	$19,951	$24,949
7/2021	$19,866	$25,371
8/2021	$20,190	$26,095
9/2021	$19,496	$24,924
10/2021	$20,522	$26,610
11/2021	$19,643	$26,205
12/2021	$20,757	$27,236
1/2022	$20,662	$25,634
2/2022	$20,425	$24,988
3/2022	$20,628	$25,799
4/2022	$19,273	$23,484
5/2022	$19,740	$23,452
6/2022	$18,133	$21,490
7/2022	$19,174	$23,506
8/2022	$18,378	$22,629
9/2022	$16,467	$20,531
10/2022	$18,668	$22,214
11/2022	$19,787	$23,374
12/2022	$18,386	$22,005
1/2023	$20,129	$23,521
2/2023	$20,086	$22,971
3/2023	$19,300	$23,585
4/2023	$19,075	$23,837
5/2023	$18,582	$23,929
6/2023	$20,451	$25,563
7/2023	$21,508	$26,480
8/2023	$20,976	$25,968
9/2023	$20,359	$24,731
10/2023	$19,640	$24,076
11/2023	$21,300	$26,321
12/2023	$22,696	$27,717
1/2024	$22,829	$28,024
2/2024	$24,084	$29,541
3/2024	$25,383	$30,494
4/2024	$23,873	$29,152
5/2024	$24,759	$30,530
6/2024	$24,356	$31,475

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares Insider Advantage ETF NAV	19.10%	11.85%	9.31%
AdvisorShares Insider Advantage ETF (MKT)*	18.93%	11.85%	9.29%
Russell 3000 Index	23.13%	14.14%	12.15%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 47,118,372	$ 47,118,372
Holdings Count | Holding	101	101
Advisory Fees Paid, Amount	$ 243,188
InvestmentCompanyPortfolioTurnover	246.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$47,118,372
  Total advisory fees paid$243,188
  Total number of portfolio holdings101
  Period portfolio turnover rate246%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Transportation	0.8%
Pharmaceuticals	0.9%
Packaging & Containers	0.9%
Distribution/Wholesale	0.9%
Advertising	0.9%
Real Estate	1.0%
Coal	1.0%
Auto Manufacturers	1.0%
Biotechnology	1.0%
Entertainment	1.0%
Media	1.1%
Cosmetics/Personal Care	1.1%
Other	87.8%
Money Market Fund	0.3%
Assets Less Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000237353
Shareholder Report [Line Items]
Fund Name	AdvisorShares MSOS 2X Daily ETF
Trading Symbol	MSOX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares MSOS 2X Daily ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares MSOS 2X Daily ETF	$89	0.95%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares MSOS 2X Daily ETF (ticker: MSOX) aims to offer daily leveraged exposure to the AdvisorShares Pure US Cannabis ETF (MSOS) in a single trade, catering to sophisticated investors seeking amplified exposure to the U.S. cannabis sector. Over the 12 months ended June 30, 2024, MSOX experienced increasingly negative returns.

Due to its leveraged strategy and exclusive focus on the U.S. cannabis industry, MSOX is particularly sensitive to volatility from changes in U.S. cannabis legislation. The Fund’s future performance is expected to be influenced by the evolving regulatory environment, including the expansion of state-by-state cannabis sales and potential Federal reforms.

Despite current price levels, we maintain a strong optimistic outlook on the U.S. cannabis market and anticipate favorable changes in U.S. cannabis regulations.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares MSOS 2X Daily ETF NAV
8/23/2022	$10,000	$10,000
8/31/2022	$12,326	$9,583
9/30/2022	$5,538	$8,700
10/31/2022	$7,428	$9,405
11/30/2022	$8,452	$9,930
12/31/2022	$2,397	$9,358
1/31/2023	$2,165	$9,946
2/28/2023	$1,998	$9,704
3/31/2023	$1,491	$10,060
4/30/2023	$1,359	$10,217
5/31/2023	$1,307	$10,261
6/30/2023	$1,292	$10,939
7/31/2023	$1,279	$11,291
8/31/2023	$1,733	$11,111
9/30/2023	$2,251	$10,581
10/31/2023	$1,042	$10,359
11/30/2023	$1,495	$11,305
12/31/2023	$1,455	$11,818
1/31/2024	$2,434	$12,017
2/29/2024	$1,973	$12,659
3/31/2024	$2,513	$13,066
4/30/2024	$2,886	$12,532
5/31/2024	$1,401	$13,154
6/30/2024	$1,120	$13,626

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 8/23/2022
AdvisorShares MSOS 2X Daily ETF NAV	- 13.31%	- 69.34%
AdvisorShares MSOS 2X Daily ETF (MKT)*	- 14.42%	- 69.39%
S&P 500 Index	24.56%	18.18%

Performance Inception Date		Aug. 23, 2022
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 59,265,552	$ 59,265,552
Holdings Count | Holding	3	3
Advisory Fees Paid, Amount	$ 312,372
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$59,265,552
  Total advisory fees paid$312,372
  Total number of portfolio holdings3
  Period portfolio turnover rate0%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Money Market Fund	7.5%
Assets Less Liabilities	92.5%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000227806
Shareholder Report [Line Items]
Fund Name	AdvisorShares Psychedelics ETF
Trading Symbol	PSIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Psychedelics ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Psychedelics ETF	$76	0.99%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Psychedelics ETF (ticker: PSIL) recorded negative returns for the fiscal year ended June 30, 2024. Since its inception, the Fund’s performance has been volatile and predominantly negative.

Investing in psychedelics is relatively new and highly concentrated, consisting mainly of micro-cap securities. The industry, still in its early stages, is marked by companies primarily engaged in research and development of psychedelic therapies that have yet to gain widespread acceptance or regulation. This leads to significant market fluctuations, driven by shifts in investor sentiment influenced by regulatory updates, clinical trial outcomes, and broader market conditions.

Despite the negative performance observed in the past year, we believe psychedelics hold significant potential for long-term investors as legal frameworks are slowly evolving, with several U.S. cities decriminalizing psychedelics and public interest in alternative mental health treatments remaining strong.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Psychedelics ETF NAV
9/15/2021	$10,000	$10,000
9/30/2021	$9,022	$9,617
10/31/2021	$9,385	$10,291
11/30/2021	$7,402	$10,220
12/31/2021	$5,582	$10,678
1/31/2022	$4,569	$10,125
2/28/2022	$4,150	$9,822
3/31/2022	$3,777	$10,187
4/30/2022	$2,955	$9,298
5/31/2022	$2,847	$9,315
6/30/2022	$2,556	$8,547
7/31/2022	$2,825	$9,335
8/31/2022	$3,820	$8,954
9/30/2022	$2,668	$8,129
10/31/2022	$2,414	$8,787
11/30/2022	$2,285	$9,278
12/31/2022	$1,897	$8,744
1/31/2023	$2,174	$9,293
2/28/2023	$2,091	$9,067
3/31/2023	$1,788	$9,399
4/30/2023	$1,718	$9,546
5/31/2023	$1,739	$9,588
6/30/2023	$1,878	$10,221
7/31/2023	$1,987	$10,550
8/31/2023	$1,674	$10,382
9/30/2023	$1,591	$9,887
10/31/2023	$1,453	$9,679
11/30/2023	$1,302	$10,563
12/31/2023	$1,433	$11,042
1/31/2024	$1,446	$11,228
2/29/2024	$1,480	$11,828
3/31/2024	$1,451	$12,208
4/30/2024	$1,264	$11,709
5/31/2024	$1,189	$12,290
6/30/2024	$990	$12,731

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 9/15/2021
AdvisorShares Psychedelics ETF NAV	- 47.29%	- 56.36%
AdvisorShares Psychedelics ETF (MKT)*	- 47.74%	- 56.35%
S&P 500 Index	24.56%	9.04%

Performance Inception Date		Sep. 15, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 5,618,540	$ 5,618,540
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$5,618,540
  Total advisory fees paid$0
  Total number of portfolio holdings26
  Period portfolio turnover rate69%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Healthcare - Services	4.5%
Pharmaceuticals	17.8%
Biotechnology	68.3%
Money Market Funds	17.8%
Assets Less Liabilities	(8.4)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000211119
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure Cannabis ETF
Trading Symbol	YOLO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Pure Cannabis ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure Cannabis ETF	$51	0.44%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Pure Cannabis ETF (ticker: YOLO) experienced markedly positive returns during the fiscal year ended June 30, 2024.

YOLO’s strong performance aligns with a global trend towards more lenient cannabis regulations, encompassing recreational, medicinal, and decriminalized use. Countries are motivated to eliminate illicit markets, generate tax revenues, improve public health, and address the social consequences of cannabis prohibition. As perceptions of cannabis evolve, more nations are likely to adopt progressive regulatory approaches, similar to the legalization efforts seen in Germany, South Africa, Spain, Portugal, and Malta.

Despite current price levels and ongoing volatility, we remain highly optimistic about the global cannabis market. We anticipate significant positive changes, particularly driven by potential shifts in U.S. cannabis regulations, including the possible Federal rescheduling of cannabis from Schedule I to Schedule III of the Controlled Substances Act.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Pure Cannabis ETF NAV
4/17/2019	$10,000	$10,000
4/30/2019	$10,353	$10,159
5/31/2019	$9,289	$9,513
6/30/2019	$9,194	$10,183
7/31/2019	$8,052	$10,330
8/31/2019	$7,059	$10,166
9/30/2019	$5,880	$10,356
10/31/2019	$5,397	$10,581
11/30/2019	$5,082	$10,965
12/31/2019	$4,992	$11,296
1/31/2020	$4,826	$11,291
2/29/2020	$4,056	$10,362
3/31/2020	$3,292	$9,082
4/30/2020	$3,676	$10,246
5/31/2020	$4,533	$10,734
6/30/2020	$4,344	$10,948
7/31/2020	$4,908	$11,565
8/31/2020	$5,334	$12,396
9/30/2020	$4,630	$11,925
10/31/2020	$4,903	$11,608
11/30/2020	$7,240	$12,879
12/31/2020	$7,342	$13,374
1/31/2021	$9,088	$13,239
2/28/2021	$10,816	$13,604
3/31/2021	$10,147	$14,200
4/30/2021	$9,437	$14,958
5/31/2021	$9,064	$15,062
6/30/2021	$9,120	$15,414
7/31/2021	$8,180	$15,780
8/31/2021	$7,754	$16,260
9/30/2021	$7,138	$15,503
10/31/2021	$6,507	$16,590
11/30/2021	$6,219	$16,475
12/31/2021	$5,856	$17,213
1/31/2022	$4,705	$16,322
2/28/2022	$4,726	$15,834
3/31/2022	$4,803	$16,421
4/30/2022	$3,636	$14,990
5/31/2022	$3,131	$15,017
6/30/2022	$2,372	$13,777
7/31/2022	$2,558	$15,048
8/31/2022	$2,546	$14,434
9/30/2022	$1,898	$13,105
10/31/2022	$2,231	$14,166
11/30/2022	$2,316	$14,957
12/31/2022	$1,630	$14,096
1/31/2023	$1,654	$14,981
2/28/2023	$1,523	$14,616
3/31/2023	$1,318	$15,152
4/30/2023	$1,258	$15,389
5/31/2023	$1,185	$15,456
6/30/2023	$1,171	$16,477
7/31/2023	$1,252	$17,006
8/31/2023	$1,434	$16,736
9/30/2023	$1,561	$15,938
10/31/2023	$1,176	$15,603
11/30/2023	$1,336	$17,027
12/31/2023	$1,392	$17,801
1/31/2024	$1,659	$18,100
2/29/2024	$1,621	$19,067
3/31/2024	$1,864	$19,680
4/30/2024	$2,076	$18,876
5/31/2024	$1,730	$19,812
6/30/2024	$1,559	$20,523

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 4/17/2019
AdvisorShares Pure Cannabis ETF NAV	33.14%	- 29.87%	- 30.04%
AdvisorShares Pure Cannabis ETF (MKT)*	33.05%	- 29.85%	- 29.99%
S&P 500 Index	24.56%	15.05%	14.82%

Performance Inception Date		Apr. 17, 2019
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 43,470,851	$ 43,470,851
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$43,470,851
  Total advisory fees paid$0
  Total number of portfolio holdings26
  Period portfolio turnover rate31%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Agriculture	8.1%
Biotechnology	0.5%
Distributors	9.3%
Equity Fund	37.7%
Investment Company	1.1%
Pharmaceuticals	30.5%
REITS	7.1%
Software	0.5%
Specialty Retail	4.4%
Money Market Funds	7.6%
Assets Less Liabilities	(6.8)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000215439
Shareholder Report [Line Items]
Fund Name	AdvisorShares Pure US Cannabis ETF
Trading Symbol	MSOS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Pure US Cannabis ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Pure US Cannabis ETF	$86	0.74%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The AdvisorShares Pure US Cannabis ETF (ticker: MSOS) recorded a significant positive return for the fiscal year ended June 30, 2024. MSOS’s performance has been highly volatile since its inception but has seen growth the past year as more states have implemented cannabis programs and the progress of potential legal reforms at the federal level.

There are indications that the Federal administration is considering moving cannabis from Schedule I to Schedule III of the Controlled Substance Act. Such a rescheduling shift may lead to the easing of banking and capital market restrictions that currently hinder the cannabis industry. It could also potentially reduce the tax burdens on businesses selling cannabis in legalized states. As regulations evolve, investors are preparing for potential impacts on market dynamics, investment strategies, and the overall landscape of cannabis-related businesses.

Considering the current price levels, we anticipate continued volatility and hold a strongly optimistic view on the U.S. cannabis sectors performance.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Pure US Cannabis ETF NAV
9/1/2020	$10,000	$10,000
9/30/2020	$8,713	$9,548
10/31/2020	$9,965	$9,294
11/30/2020	$13,317	$10,311
12/31/2020	$14,525	$10,708
1/31/2021	$16,738	$10,600
2/28/2021	$19,054	$10,892
3/31/2021	$17,030	$11,369
4/30/2021	$16,961	$11,976
5/31/2021	$16,594	$12,060
6/30/2021	$16,086	$12,341
7/31/2021	$14,301	$12,634
8/31/2021	$13,048	$13,018
9/30/2021	$12,653	$12,413
10/31/2021	$10,928	$13,283
11/30/2021	$10,681	$13,191
12/31/2021	$10,237	$13,782
1/31/2022	$8,431	$13,068
2/28/2022	$8,704	$12,677
3/31/2022	$8,370	$13,148
4/30/2022	$6,154	$12,001
5/31/2022	$5,654	$12,023
6/30/2022	$4,151	$11,031
7/31/2022	$4,659	$12,048
8/31/2022	$5,270	$11,557
9/30/2022	$3,588	$10,492
10/31/2022	$4,397	$11,342
11/30/2022	$4,761	$11,976
12/31/2022	$2,839	$11,286
1/31/2023	$2,701	$11,995
2/28/2023	$2,643	$11,702
3/31/2023	$2,308	$12,132
4/30/2023	$2,214	$12,321
5/31/2023	$2,234	$12,375
6/30/2023	$2,198	$13,192
7/31/2023	$2,249	$13,616
8/31/2023	$2,705	$13,399
9/30/2023	$3,197	$12,761
10/31/2023	$2,241	$12,492
11/30/2023	$2,712	$13,633
12/31/2023	$2,788	$14,252
1/31/2024	$3,738	$14,492
2/29/2024	$3,432	$15,266
3/31/2024	$3,979	$15,757
4/30/2024	$4,499	$15,113
5/31/2024	$3,213	$15,863
6/30/2024	$2,932	$16,432

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 9/1/2020
AdvisorShares Pure US Cannabis ETF NAV	33.39%	- 27.42%
AdvisorShares Pure US Cannabis ETF (MKT)*	30.99%	- 27.53%
S&P 500 Index	24.56%	13.86%

Performance Inception Date		Sep. 01, 2020
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 888,666,252	$ 888,666,252
Holdings Count | Holding	47	47
Advisory Fees Paid, Amount	$ 4,278,083
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$888,666,252
  Total advisory fees paid$4,278,083
  Total number of portfolio holdings47
  Period portfolio turnover rate4%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Investment Company	0.1%
Pharmaceuticals	8.2%
Money Market Fund	17.2%
Assets Less Liabilities	74.5%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000223023
Shareholder Report [Line Items]
Fund Name	AdvisorShares Q Dynamic Growth ETF
Trading Symbol	QPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Q Dynamic Growth ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Q Dynamic Growth ETF	$159	1.45%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the twelve-month period ended in June 2023, the AdvisorShares Q Dynamic Growth ETF (ticker: QPX) finished behind its benchmark, the S&P 500 Index. QPX’s investment strategy is purely quantitative in nature and portfolio allocations will reflect what is perceived to be the best long-term risk/reward sectors per QPX’s model.

The model stayed heavily weighted in the technology and healthcare sectors throughout the period, as this exposure displayed a much higher risk/reward characteristics than other segments of the market per our models. In the month of May 2024, a position in gold was taken, via the SPDR Gold Shares (GLD) ETF, as a hedge which proved to be unneeded.

Throughout the period, QPX’s proprietary Q Implied Volatility Index™ (QIX) did not trigger a tactical rebalance towards a defensive allocation. The QIX stayed below the Risk Level 2 volatility trigger, and therefore, no risk-off rebalancing allocation changes were made in QPX.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Q Implied Volatility Index™ ( QIX) is a proprietary indicator designed to tactically and unemotionally identify market volatility. QIX is reviewed daily and determines certain allocation changes.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Q Dynamic Growth ETF NAV
12/28/2020	$10,000	$10,000
12/31/2020	$10,000	$10,057
1/31/2021	$10,039	$9,956
2/28/2021	$10,181	$10,230
3/31/2021	$10,238	$10,678
4/30/2021	$10,750	$11,248
5/31/2021	$10,612	$11,327
6/30/2021	$11,250	$11,591
7/31/2021	$11,445	$11,867
8/31/2021	$11,824	$12,227
9/30/2021	$11,192	$11,659
10/31/2021	$11,937	$12,476
11/30/2021	$12,034	$12,389
12/31/2021	$12,224	$12,944
1/31/2022	$11,209	$12,275
2/28/2022	$10,728	$11,907
3/31/2022	$11,112	$12,349
4/30/2022	$9,781	$11,272
5/31/2022	$9,651	$11,293
6/30/2022	$8,809	$10,361
7/31/2022	$9,828	$11,316
8/31/2022	$9,301	$10,855
9/30/2022	$8,269	$9,855
10/31/2022	$8,725	$10,653
11/30/2022	$9,215	$11,248
12/31/2022	$8,470	$10,600
1/31/2023	$9,289	$11,266
2/28/2023	$9,269	$10,991
3/31/2023	$10,069	$11,395
4/30/2023	$10,066	$11,573
5/31/2023	$10,801	$11,623
6/30/2023	$11,396	$12,391
7/31/2023	$11,794	$12,789
8/31/2023	$11,547	$12,585
9/30/2023	$10,952	$11,985
10/31/2023	$10,858	$11,733
11/30/2023	$11,703	$12,805
12/31/2023	$12,241	$13,387
1/31/2024	$12,221	$13,611
2/29/2024	$12,855	$14,338
3/31/2024	$13,086	$14,800
4/30/2024	$12,452	$14,195
5/31/2024	$12,942	$14,899
6/30/2024	$13,539	$15,434

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 12/28/2020
AdvisorShares Q Dynamic Growth ETF NAV	18.81%	9.03%
AdvisorShares Q Dynamic Growth Portfolio ETF (MKT)*	18.81%	9.03%
S&P 500 Index	24.56%	13.18%

Performance Inception Date		Dec. 28, 2020
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 25,725,028	$ 25,725,028
Holdings Count | Holding	9	9
Advisory Fees Paid, Amount	$ 182,968
InvestmentCompanyPortfolioTurnover	330.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$25,725,028
  Total advisory fees paid$182,968
  Total number of portfolio holdings9
  Period portfolio turnover rate330%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Equity Fund	98.7%
Money Market Funds	6.1%
Assets Less Liabilities	(4.8)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000092409
Shareholder Report [Line Items]
Fund Name	AdvisorShares Ranger Equity Bear ETF
Trading Symbol	HDGE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Ranger Equity Bear ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Ranger Equity Bear ETF	$362	3.62%

Expenses Paid, Amount	$ 362
Expense Ratio, Percent	3.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the fiscal year ended June 30, 2024, the performance of the AdvisorShares Ranger Equity Bear ETF (ticker: HDGE) was 0.08% (NAV) compared with 24.56% for the S&P 500 Index.

While the market indexes have hit new highs, the rally is running out of steam. For Nasdaq-listed companies, more stocks were hitting 52-week lows rather than highs. Market participation has narrowed with only a few stocks, such as Nvidia, driving the bulk of the returns.

The level of bulls among advisors has remained at extreme levels compared to recent decades. Furthermore, U.S. household allocations to stocks has matched generational highs. Meanwhile, leverage and borrowing on margin has hit extremes as well.

The convergence between the forward earnings yield on the stock market and interest rates has continued, suggesting significant risk to owning equities and an overvalued stock market.

As a result, our outlook for the next twelve months is very bearish, and HDGE’s goal is to benefit from maximum damage in the equity markets both in terms of portfolio exposure and beta.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

Beta is a measure of how a stock or portfolio moves with the market.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Ranger Equity Bear ETF NAV
6/2014	$10,000	$10,000
7/2014	$10,289	$9,862
8/2014	$9,660	$10,257
9/2014	$10,102	$10,113
10/2014	$9,924	$10,360
11/2014	$9,660	$10,638
12/2014	$9,737	$10,612
1/2015	$10,102	$10,293
2/2015	$9,312	$10,885
3/2015	$9,406	$10,712
4/2015	$9,295	$10,815
5/2015	$9,168	$10,954
6/2015	$9,236	$10,742
7/2015	$9,236	$10,967
8/2015	$9,593	$10,306
9/2015	$9,711	$10,051
10/2015	$8,939	$10,898
11/2015	$8,871	$10,931
12/2015	$9,126	$10,758
1/2016	$10,127	$10,225
2/2016	$9,924	$10,211
3/2016	$9,024	$10,903
4/2016	$8,752	$10,946
5/2016	$8,859	$11,142
6/2016	$9,002	$11,171
7/2016	$8,357	$11,583
8/2016	$8,068	$11,599
9/2016	$8,160	$11,602
10/2016	$8,393	$11,390
11/2016	$7,971	$11,812
12/2016	$7,865	$12,045
1/2017	$7,669	$12,274
2/2017	$7,550	$12,761
3/2017	$7,467	$12,776
4/2017	$7,411	$12,907
5/2017	$7,588	$13,089
6/2017	$7,270	$13,170
7/2017	$7,222	$13,441
8/2017	$7,356	$13,482
9/2017	$7,128	$13,760
10/2017	$7,127	$14,082
11/2017	$6,777	$14,513
12/2017	$6,677	$14,675
1/2018	$6,463	$15,515
2/2018	$6,914	$14,943
3/2018	$7,011	$14,563
4/2018	$7,113	$14,619
5/2018	$6,917	$14,971
6/2018	$6,622	$15,064
7/2018	$6,399	$15,624
8/2018	$6,246	$16,133
9/2018	$6,252	$16,225
10/2018	$6,778	$15,116
11/2018	$6,540	$15,424
12/2018	$7,153	$14,031
1/2019	$6,312	$15,156
2/2019	$5,851	$15,642
3/2019	$5,812	$15,946
4/2019	$5,455	$16,592
5/2019	$5,891	$15,538
6/2019	$5,419	$16,633
7/2019	$5,446	$16,872
8/2019	$5,921	$16,605
9/2019	$5,577	$16,915
10/2019	$5,390	$17,282
11/2019	$4,880	$17,909
12/2019	$4,570	$18,449
1/2020	$4,594	$18,442
2/2020	$4,831	$16,924
3/2020	$5,866	$14,834
4/2020	$4,963	$16,735
5/2020	$4,422	$17,532
6/2020	$4,130	$17,881
7/2020	$4,011	$18,889
8/2020	$3,709	$20,247
9/2020	$3,821	$19,478
10/2020	$3,772	$18,960
11/2020	$2,825	$21,035
12/2020	$2,583	$21,844
1/2021	$2,336	$21,623
2/2021	$2,209	$22,220
3/2021	$2,158	$23,193
4/2021	$2,054	$24,431
5/2021	$2,050	$24,601
6/2021	$1,957	$25,175
7/2021	$2,057	$25,773
8/2021	$2,102	$26,557
9/2021	$2,192	$25,322
10/2021	$2,137	$27,096
11/2021	$2,154	$26,908
12/2021	$2,100	$28,114
1/2022	$2,157	$26,659
2/2022	$2,112	$25,861
3/2022	$2,079	$26,821
4/2022	$2,357	$24,483
5/2022	$2,456	$24,527
6/2022	$2,710	$22,503
7/2022	$2,438	$24,578
8/2022	$2,401	$23,575
9/2022	$2,579	$21,404
10/2022	$2,420	$23,137
11/2022	$2,312	$24,430
12/2022	$2,448	$23,023
1/2023	$2,048	$24,469
2/2023	$2,055	$23,872
3/2023	$2,165	$24,749
4/2023	$2,197	$25,135
5/2023	$2,165	$25,244
6/2023	$1,924	$26,912
7/2023	$1,730	$27,777
8/2023	$1,839	$27,334
9/2023	$1,996	$26,031
10/2023	$2,180	$25,484
11/2023	$2,008	$27,811
12/2023	$1,786	$29,075
1/2024	$1,905	$29,563
2/2024	$1,853	$31,142
3/2024	$1,830	$32,144
4/2024	$1,994	$30,831
5/2024	$1,922	$32,360
6/2024	$1,926	$33,521

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares Ranger Equity Bear ETF NAV	0.08%	- 18.69%	- 15.19%
AdvisorShares Ranger Equity Bear ETF (MKT)*	0.13%	- 18.69%	- 15.19%
S&P 500 Index	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 67,765,118	$ 67,765,118
Holdings Count | Holding	70	70
Advisory Fees Paid, Amount	$ 1,339,406
InvestmentCompanyPortfolioTurnover	912.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$67,765,118
  Total advisory fees paid$1,339,406
  Total number of portfolio holdings70
  Period portfolio turnover rate912%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
REITS	(12.1)%
Software	(11.2)%
Banks	(7.2)%
Semiconductors	(6.5)%
Retail	(6.2)%
Internet	(5.4)%
Diversified Financial Services	(3.9)%
Transportation	(3.3)%
Real Estate	(3.0)%
Insurance	(2.9)%
Food	(2.8)%
Packaging & Containers	(2.8)%
Other	(27.2)%
Money Market Funds	116.5%
Assets Less Liabilities	78.0%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000226856
Shareholder Report [Line Items]
Fund Name	AdvisorShares Restaurant ETF
Trading Symbol	EATZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Restaurant ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Restaurant ETF	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the past fiscal year ended June 30, 2024, the AdvisorShares Restaurant ETF (ticker: EATZ) achieved a positive return, though it underperformed the S&P 500 Index.

Restaurant and food service operators are facing challenges due to inflation, such as higher labor and food costs, and changing consumer expectations. Technology is being increasingly used to meet these challenges, with applications in marketing, recruiting, accounting, and inventory management. Competition remains intense with a notable decline in high-end categories, requiring restaurants to focus on value, customer experience, marketing, loyalty programs, and operational efficiency to sustain growth and profitability.

We hold an optimistic outlook regarding the future growth prospects of the restaurant industry, particularly as global economic conditions improve, issues related to employment and supply chain stability are resolved, and restaurants leverage new capabilities while continuing to adapt to the ever-shifting consumer landscape.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Restaurant ETF NAV
4/20/2021	$10,000	$10,000
4/30/2021	$10,418	$10,114
5/31/2021	$10,025	$10,185
6/30/2021	$9,899	$10,423
7/31/2021	$9,626	$10,670
8/31/2021	$9,713	$10,995
9/30/2021	$9,366	$10,484
10/31/2021	$9,134	$11,218
11/30/2021	$8,467	$11,140
12/31/2021	$9,539	$11,640
1/31/2022	$8,964	$11,037
2/28/2022	$9,156	$10,707
3/31/2022	$8,866	$11,104
4/30/2022	$8,186	$10,136
5/31/2022	$7,709	$10,155
6/30/2022	$6,884	$9,316
7/31/2022	$7,542	$10,175
8/31/2022	$7,653	$9,760
9/30/2022	$7,268	$8,862
10/31/2022	$8,203	$9,579
11/30/2022	$8,258	$10,114
12/31/2022	$7,559	$9,532
1/31/2023	$8,461	$10,130
2/28/2023	$8,198	$9,883
3/31/2023	$8,289	$10,246
4/30/2023	$8,426	$10,406
5/31/2023	$8,395	$10,451
6/30/2023	$8,990	$11,142
7/31/2023	$9,225	$11,500
8/31/2023	$8,414	$11,317
9/30/2023	$7,871	$10,777
10/31/2023	$7,705	$10,551
11/30/2023	$8,562	$11,514
12/31/2023	$9,477	$12,037
1/31/2024	$9,389	$12,239
2/29/2024	$9,998	$12,893
3/31/2024	$10,305	$13,308
4/30/2024	$9,944	$12,764
5/31/2024	$10,071	$13,397
6/30/2024	$10,235	$13,878

Average Annual Return [Table Text Block]
Fund/Index	1 year	Since Inception 4/20/2021
AdvisorShares Restaurant ETF NAV	13.85%	0.73%
AdvisorShares Restaurant ETF (MKT)*	13.76%	0.72%
S&P 500 Index	24.56%	10.80%

Performance Inception Date		Apr. 20, 2021
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 3,067,907	$ 3,067,907
Holdings Count | Holding	25	25
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$3,067,907
  Total advisory fees paid$0
  Total number of portfolio holdings25
  Period portfolio turnover rate75%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Food	2.7%
Food Service	4.9%
Retail	81.8%
Money Market Funds	14.0%
Assets Less Liabilities	(3.4)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000105934
Shareholder Report [Line Items]
Fund Name	AdvisorShares STAR Global Buy-Write ETF
Trading Symbol	VEGA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares STAR Global Buy-Write ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares STAR Global Buy-Write ETF	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The principal investment strategy of AdvisorShares STAR Global Buy-Write ETF (ticker: VEGA) is to invest in a globally diversified asset allocation with target equity and fixed income weights of 70% and 30%, respectively. VEGA also writes covered calls and purchases protective puts to mitigate portfolio market risk.

We rebalanced the portfolio in September 2023, removing our exposure to short duration high yield, U.S. small caps, and momentum in favor of core fixed income as interest rates were widely forecasted to decline in 2024 providing a tailwind to core allocations with 4–6-year duration targets. Interest rates rose in the first half of 2024 as expectations for Federal Reserve rate cuts were pushed back further into the year leading to a relatively flat return across many fixed income sectors. We have maintained our fixed income positioning as we believe rates have largely stabilized and will provide a favorable back-drop for core fixed income through year-end.

In January of 2024, we engaged in a tactical reallocation reducing our exposure to international equities and mid caps and reallocating more into domestic large cap. We have maintained a significant underweight to small cap stocks. This shift has served us well as the relative strength in domestic large cap equities has persisted through the first half of 2024. The persistent strength in the S&P 500 Index beginning in the fourth quarter of 2023 proved to be a challenging landscape for selling covered calls. The index grew steadily while overall volatility remained relatively subdued for much of the first quarter in 2024 providing lower premiums on average. In April of 2024, we closed out our puts (on S&P 500) and lowered our coverage ratio on a new purchase while extending the maturity out through June 2024. We were able to offset the cost of the puts by selling February calls, allowing us to extend out the downside protection two additional months with a near neutral cash outlay.Going forward, we continue to emphasize harnessing volatility through VEGAs’ covered calls and protective puts strategies to help reduce the risk of the underlying portfolio.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		MSCI All Country World Index (Net)
	AdvisorShares STAR Global Buy-Write ETF NAV
6/2014	$10,000	$10,000
7/2014	$9,882	$9,879
8/2014	$10,126	$10,097
9/2014	$9,969	$9,770
10/2014	$10,073	$9,838
11/2014	$10,191	$10,003
12/2014	$10,111	$9,810
1/2015	$9,947	$9,656
2/2015	$10,286	$10,194
3/2015	$10,172	$10,036
4/2015	$10,271	$10,327
5/2015	$10,328	$10,314
6/2015	$10,160	$10,071
7/2015	$10,275	$10,158
8/2015	$9,767	$9,462
9/2015	$9,576	$9,119
10/2015	$10,088	$9,835
11/2015	$10,080	$9,754
12/2015	$9,912	$9,578
1/2016	$9,561	$9,000
2/2016	$9,576	$8,938
3/2016	$9,992	$9,601
4/2016	$10,041	$9,742
5/2016	$10,084	$9,755
6/2016	$10,225	$9,696
7/2016	$10,455	$10,114
8/2016	$10,461	$10,148
9/2016	$10,465	$10,210
10/2016	$10,319	$10,036
11/2016	$10,460	$10,113
12/2016	$10,589	$10,331
1/2017	$10,723	$10,614
2/2017	$10,946	$10,911
3/2017	$10,975	$11,045
4/2017	$11,065	$11,217
5/2017	$11,139	$11,465
6/2017	$11,217	$11,517
7/2017	$11,375	$11,839
8/2017	$11,380	$11,884
9/2017	$11,514	$12,114
10/2017	$11,640	$12,365
11/2017	$11,777	$12,605
12/2017	$11,873	$12,808
1/2018	$12,223	$13,530
2/2018	$11,850	$12,962
3/2018	$11,692	$12,685
4/2018	$11,745	$12,806
5/2018	$11,930	$12,822
6/2018	$11,936	$12,752
7/2018	$12,205	$13,137
8/2018	$12,371	$13,240
9/2018	$12,357	$13,298
10/2018	$11,717	$12,301
11/2018	$11,853	$12,481
12/2018	$11,118	$11,602
1/2019	$11,799	$12,518
2/2019	$12,083	$12,853
3/2019	$12,252	$13,015
4/2019	$12,523	$13,454
5/2019	$12,023	$12,656
6/2019	$12,488	$13,485
7/2019	$12,575	$13,524
8/2019	$12,467	$13,203
9/2019	$12,604	$13,481
10/2019	$12,787	$13,850
11/2019	$13,043	$14,188
12/2019	$13,319	$14,688
1/2020	$13,239	$14,526
2/2020	$12,505	$13,352
3/2020	$11,218	$11,550
4/2020	$12,042	$12,787
5/2020	$12,443	$13,343
6/2020	$12,512	$13,769
7/2020	$13,030	$14,498
8/2020	$13,657	$15,385
9/2020	$13,267	$14,889
10/2020	$12,952	$14,527
11/2020	$13,980	$16,318
12/2020	$14,353	$17,075
1/2021	$14,261	$16,998
2/2021	$14,466	$17,391
3/2021	$14,793	$17,856
4/2021	$15,177	$18,637
5/2021	$15,279	$18,927
6/2021	$15,521	$19,176
7/2021	$15,635	$19,308
8/2021	$15,855	$19,791
9/2021	$15,390	$18,974
10/2021	$16,030	$19,942
11/2021	$15,695	$19,462
12/2021	$16,099	$20,241
1/2022	$15,491	$19,247
2/2022	$15,193	$18,749
3/2022	$15,418	$19,156
4/2022	$14,378	$17,622
5/2022	$14,426	$17,643
6/2022	$13,559	$16,156
7/2022	$14,311	$17,284
8/2022	$13,730	$16,648
9/2022	$12,695	$15,054
10/2022	$13,321	$15,962
11/2022	$14,146	$17,200
12/2022	$13,649	$16,524
1/2023	$14,463	$17,708
2/2023	$14,068	$17,200
3/2023	$14,428	$17,731
4/2023	$14,591	$17,986
5/2023	$14,453	$17,793
6/2023	$14,997	$18,826
7/2023	$15,337	$19,515
8/2023	$15,016	$18,970
9/2023	$14,464	$18,186
10/2023	$14,129	$17,639
11/2023	$15,108	$19,267
12/2023	$15,764	$20,192
1/2024	$15,798	$20,311
2/2024	$16,244	$21,182
3/2024	$16,633	$21,847
4/2024	$16,078	$21,126
5/2024	$16,587	$21,984
6/2024	$16,900	$22,474

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	10 year
AdvisorShares STAR Global Buy-Write ETF NAV	12.69%	6.24%	5.39%
AdvisorShares STAR Global Buy-Write ETF (MKT)*	12.62%	6.28%	5.36%
MSCI All Country World Index (Net)	19.38%	10.76%	8.43%

No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 61,539,331	$ 61,539,331
Holdings Count | Holding	11	11
Advisory Fees Paid, Amount	$ 467,969
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$61,539,331
  Total advisory fees paid$467,969
  Total number of portfolio holdings11
  Period portfolio turnover rate24%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Written Call Option	(0.0)%Footnote Reference**
Debt Fund	25.3%
Equity Fund	70.0%
Money Market Funds	8.4%
Assets Less Liabilities	(3.7)%
Total	100.0%
Footnote	Description
Footnote**	Less than 0.05%.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831
C000194564
Shareholder Report [Line Items]
Fund Name	AdvisorShares Vice ETF
Trading Symbol	VICE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AdvisorShares Vice ETF (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.advisorshares.com/about/literature-center. You can also request this information by contacting us at 1-877-843-3831.
Additional Information Phone Number	1-877-843-3831
Additional Information Website	https://www.advisorshares.com/about/literature-center
Expenses [Text Block]

What were the Fund’s costs for the period?

(based on a hypothetical $10,000 investment)
Fund	Cost of $10K Investment	Cost Paid as % of $10K Investment
AdvisorShares Vice ETF	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

During the fiscal year ended June 30, 2024, the AdvisorShares Vice ETF (ticker: VICE) delivered a modest positive return, underperforming the broader market.

The "vice" sector includes industries such as alcohol, tobacco, restaurants/hospitality, gaming, and gambling. Typically, investments in sectors like alcohol and tobacco are expected to exhibit lower volatility and greater resilience in down markets. However, during the past fiscal year, vice industries worldwide were significantly impacted by inflation, supply chain disruptions, and employment issues.

Looking ahead, we anticipate that VICE will exhibit less volatility compared to the overall market. Certain vice-oriented stocks are expected to experience growth as companies focus on product innovation, market expansion, and adapting to evolving consumer preferences. Our strategy aims to achieve relative outperformance and long-term capital appreciation through effective security selection and successful trading techniques.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and is no guarantee of future results.
Line Graph [Table Text Block]
		S&P 500 Index
	AdvisorShares Vice ETF NAV
12/12/2017	$10,000	$10,000
12/31/2017	$10,480	$10,044
1/31/2018	$10,658	$10,619
2/28/2018	$10,058	$10,228
3/31/2018	$9,997	$9,968
4/30/2018	$10,076	$10,006
5/31/2018	$10,157	$10,247
6/30/2018	$10,258	$10,310
7/31/2018	$10,387	$10,694
8/31/2018	$10,520	$11,042
9/30/2018	$10,812	$11,105
10/31/2018	$10,289	$10,346
11/30/2018	$9,728	$10,557
12/31/2018	$8,770	$9,604
1/31/2019	$9,572	$10,373
2/28/2019	$10,240	$10,706
3/31/2019	$10,388	$10,914
4/30/2019	$10,473	$11,356
5/31/2019	$9,761	$10,635
6/30/2019	$10,235	$11,384
7/31/2019	$10,073	$11,548
8/31/2019	$9,832	$11,365
9/30/2019	$9,636	$11,577
10/31/2019	$9,626	$11,828
11/30/2019	$10,214	$12,257
12/31/2019	$10,503	$12,627
1/31/2020	$10,223	$12,622
2/29/2020	$9,458	$11,583
3/31/2020	$7,995	$10,153
4/30/2020	$9,076	$11,454
5/31/2020	$9,612	$12,000
6/30/2020	$9,528	$12,238
7/31/2020	$10,353	$12,928
8/31/2020	$11,026	$13,858
9/30/2020	$10,930	$13,331
10/31/2020	$11,285	$12,977
11/30/2020	$12,005	$14,397
12/31/2020	$12,951	$14,951
1/31/2021	$13,307	$14,800
2/28/2021	$14,365	$15,208
3/31/2021	$14,558	$15,874
4/30/2021	$15,197	$16,721
5/31/2021	$15,073	$16,838
6/30/2021	$15,244	$17,231
7/31/2021	$13,751	$17,640
8/31/2021	$14,008	$18,177
9/30/2021	$13,729	$17,331
10/31/2021	$13,919	$18,545
11/30/2021	$12,980	$18,417
12/31/2021	$14,066	$19,242
1/31/2022	$12,889	$18,247
2/28/2022	$13,249	$17,700
3/31/2022	$12,880	$18,357
4/30/2022	$12,016	$16,757
5/31/2022	$11,611	$16,787
6/30/2022	$10,756	$15,402
7/31/2022	$11,510	$16,822
8/31/2022	$11,123	$16,136
9/30/2022	$10,095	$14,650
10/31/2022	$11,384	$15,836
11/30/2022	$12,139	$16,721
12/31/2022	$11,499	$15,757
1/31/2023	$12,165	$16,747
2/28/2023	$12,150	$16,339
3/31/2023	$12,104	$16,939
4/30/2023	$12,472	$17,203
5/31/2023	$11,494	$17,278
6/30/2023	$12,395	$18,420
7/31/2023	$12,645	$19,011
8/31/2023	$11,921	$18,709
9/30/2023	$11,068	$17,817
10/31/2023	$10,445	$17,442
11/30/2023	$11,413	$19,035
12/31/2023	$11,855	$19,900
1/31/2024	$11,833	$20,234
2/29/2024	$12,442	$21,314
3/31/2024	$13,037	$22,000
4/30/2024	$11,973	$21,102
5/31/2024	$12,625	$22,148
6/30/2024	$12,587	$22,943

Average Annual Return [Table Text Block]
Fund/Index	1 year	5 year	Since Inception 12/12/2017
AdvisorShares Vice ETF NAV	1.55%	4.22%	3.58%
AdvisorShares VICE ETF (MKT)*	1.48%	4.21%	3.57%
S&P 500 Index	24.56%	15.05%	13.52%

Performance Inception Date		Dec. 12, 2017
No Deduction of Taxes [Text Block]	The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Updated Performance Information Location [Text Block]	If you wish to find additional information about the Fund such as the prospectus, financial information, portfolio holdings and proxy voting, please see the website address or contact number included at the beginning of this shareholder report.
Distribution of Capital [Text Block]	Returns shown include the reinvestment of all dividends and other distributions.
AssetsNet	$ 7,038,881	$ 7,038,881
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	124.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics as of 6/30/2024.

  Fund net assets$7,038,881
  Total advisory fees paid$0
  Total number of portfolio holdings24
  Period portfolio turnover rate124%

Additional Fund Statistics Significance or Limits [Text Block]	The following table outlines key fund statistics as of 6/30/2024.
Holdings [Text Block]
Sector	% of Net Assets
Electronics	3.8%
Household Products/Wares	4.0%
Auto Manufacturers	4.5%
REITS	6.6%
Semiconductors	8.1%
Lodging	8.5%
Agriculture	8.7%
Entertainment	8.9%
Software	9.3%
Beverages	14.8%
Retail	18.6%
Money Market Funds	6.9%
Assets Less Liabilities	(2.7)%
Total	100.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-877-843-3831